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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-04656
                  ---------------------------------------------

                                ELLSWORTH FUND LTD.
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               (Exact name of registrant as specified in charter)

               65 Madison Avenue, Morristown, New Jersey 07960-7308
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               (Address of principal executive offices) (Zip code)

                               Thomas H. Dinsmore
                               Ellsworth Fund Ltd.
                               65 Madison Avenue
                       Morristown, New Jersey 07960-7308
                     (Name and address of agent for service)

                                    Copy to:
                                Steven King, Esq.
                      Ballard Spahr Andrews & Ingersoll, LLP
                               1735 Market Street
                          Philadelphia, PA 19103-7599

Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2007

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Item 1. Proxy Voting Record

Issuer: Cendant Corporation
Ticker symbol: CD
151313103
Meeting date: 08/29/2006

                                                                                     For/
                                                      Proposed     Voted     Vote    Against
Matter Voted On                                          By     (Yes or No)  Cast    Mgmt.
--------------------------------------------------------------------------------------------
1-01. Election of Director: Henry R. Silverman        Management    YES      FOR     FOR

1-02. Election of Director: Myra J. Biblowit          Management    YES      FOR     FOR

1-03. Election of Director: James E. Buckman          Management    YES      FOR     FOR

1-04. Election of Director: Leonard S. Coleman        Management    YES      FOR     FOR

1-05. Election of Director: Martin L. Edelman         Management    YES      FOR     FOR

1-06. Election of Director: George Herrera            Management    YES      FOR     FOR

1-07. Election of Director: Stephen P. Holmes         Management    YES      FOR     FOR

1-08. Election of Director: Louise T. Blouin MacBain  Management    YES      FOR     FOR

1-09. Election of Director: Cheryl D. Mills           Management    YES      FOR     FOR

1-10. Election of Director: Brian Mulroney            Management    YES      FOR     FOR

1-11. Election of Director: Robert E. Nederlander     Management    YES      FOR     FOR

1-12. Election of Director: Ronald L. Nelson          Management    YES      FOR     FOR

1-13. Election of Director: Robert W. Pittman         Management    YES      FOR     FOR

1-14. Election of Director: Pauline D.E. Richards     Management    YES      FOR     FOR

1-15. Election of Director: Sheli Z. Rosenberg        Management    YES      FOR     FOR

1-16. Election of Director: Robert F. Smith           Management    YES      FOR     FOR

Set forth below are the nominees who will serve following completion of the Company's
Separation Plan:

1-17. Election of Director: Ronald L. Nelson          Management    YES      FOR     FOR

1-18. Election of Director: Leonard S. Coleman        Management    YES      FOR     FOR

1-19. Election of Director: Martin L. Edelman         Management    YES      FOR     FOR

1-20. Election of Director: Sheli Z. Rosenberg        Management    YES      FOR     FOR

1-21. Election of Director: F. Robert Salerno         Management    YES      FOR     FOR

1-22. Election of Director: Stender E. Sweeney        Management    YES      FOR     FOR

2.    Ratification of the appointment of              Management    YES      FOR     FOR
      independent auditors for 2007

3.    Amend the Company's certificate of              Management    YES      FOR     FOR
      incorporation to effect a one-for-ten
      reverse stock split of its common stock

4.    Amend the Company's certificate of              Management    YES      FOR     FOR
      incorporation to change the name of the
      Company to "Avis Budget Group, Inc."

5.    Amend the Company's certificate of              Management    YES      FOR     FOR
      incorporation to redesignate the Company's
      series of common stock presently
      designated as "Cendant Corporation-
      CD Common Stock" to "Common Stock" and to
      remove references to the series of common
      stock defined as "Move.com Stock"

6.    Amend the Company's amended and restated        Management    YES      FOR     FOR
      certificate of incorporation to decrease
      the number of authorized shares of the
      Company's common stock to 250 million
      shares

7.    Stockholder proposal regarding non-             Shareholder   YES    AGAINST   FOR
      employee director compensation

8.    Stockholder proposal regarding                  Shareholder   YES    AGAINST   FOR
      severance agreements


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Issuer: Johnson & Johnson
Ticker symbol: JNJ
CUSIP: 478160104
Meeting date: 04/26/2007

                                                                                     For/
                                                      Proposed     Voted     Vote    Against
Matter Voted On                                          By     (Yes or No)  Cast    Mgmt.
--------------------------------------------------------------------------------------------
1-01. Election of Director: Mary S. Coleman           Management    YES      FOR     FOR

1-02. Election of Director: James G. Cullen           Management    YES      FOR     FOR

1-03. Election of Director: Michael M.E. Johns        Management    YES      FOR     FOR

1-04. Election of Director: Arnold G. Langbo          Management    YES      FOR     FOR

1-05. Election of Director: Susan L. Lindquist        Management    YES      FOR     FOR

1-06. Election of Director: Leo F. Mullin             Management    YES      FOR     FOR

1-07. Election of Director: Christine A. Poon         Management    YES      FOR     FOR

1-08. Election of Director: Charles Prince            Management    YES      FOR     FOR

1-09. Election of Director: Steven S. Reinemund       Management    YES      FOR     FOR

1-10. Election of Director: David Satcher             Management    YES      FOR     FOR

1-11. Election of Director: William C. Weldon         Management    YES      FOR     FOR

2.    Ratification of the appointment of              Management    YES      FOR     FOR
      independent auditors for 2007

3.    Majority voting requirements for director       Shareholder   YES    ABSTAIN   N/A
      noiminees

4.    Supplemental retirement plan                    Shareholder   YES    ABSTAIN   N/A

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Issuer: LSB Industries, Inc.
Ticker symbol: LXU
CUSIP: 502160104
Meeting date: 06/14/2007

                                                                                     For/
                                                      Proposed     Voted     Vote    Against
Matter Voted On                                          By     (Yes or No)  Cast    Mgmt.
--------------------------------------------------------------------------------------------
1-01. Election of Director: Charles A. Burtch         Management    YES      FOR     FOR

1-02. Election of Director: Jack E. Golsen            Management    YES      FOR     FOR

1-03. Election of Director: Horace G. Rhodes          Management    YES      FOR     FOR

2.    Ratification of the appointment of              Management    YES      FOR     FOR
      independent auditors for 2007

3.    Approval of the non-qualified stock options     Management    YES      FOR     FOR
      granted to two Climate Control Business
      employees

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ellsworth Fund Ltd.
By /s/Thomas H. Dinsmore
Thomas H. Dinsmore
Principal Executive Officer
Date: August 08, 2007